Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Inventory
Finished goods	$ 23,393	$ 17,569
Work in process	56
Raw materials	493
Provision for obsolescence	(527)	(527)
Total	$ 23,415	$ 17,042